Subsequent events - Additional Information (Details)	Dec. 01, 2020 shares
Treasury Stock Shares Retired	260,000,000
Treasury Stock Shares Cancelled	7.40%
Treasury Stock Shares Cancellation Date	Dec. 01, 2020